EARNINGS PER SHARE (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Earnings Per Share [Abstract]
Net (loss) income	$ (2,348)	$ (127,711)	$ (220,839)
Weighted average number of shares outstanding - basic	125,019,000	95,238,000	30,243,000
Impact of restricted stock units	0	8,000	27,000
Weighted average number of shares outstanding - diluted	125,019,000	95,246,000	30,270,000
Stock Compensation Plan [Member]
Earnings Per Share, Diluted, by Common Class, Including Two Class Method [Line Items]
Antidilutive securities excluded from EPS (in shares)	324,338	84,000	76,200
Convertible Debt [Member]
Earnings Per Share, Diluted, by Common Class, Including Two Class Method [Line Items]
Antidilutive securities excluded from EPS (in shares)	2,264,173	2,268,860	2,007,025